Commitments, contingencies and litigation	6 Months Ended
Jun. 30, 2021
Notes To The Financial Statements [Abstract]
Commitments, contingencies and litigation	Commitments, contingencies and litigationCommitments
The Company has identified the following changes in off-balance sheet commitments since December 31, 2020:
•non-cancellable purchase commitments as of June 30, 2021 for a total of €6,859 thousand with various CMOs.
Contingencies and litigationsThe Company is exposed to contingent liabilities relating to legal actions before the labor court happening in the ordinary course of its activities. Each pre-litigation, known litigation or procedure in course the Company is involved in is analyzed at each closing date after consultation of legal counsel. There is no acknowledged litigation as of June 30, 2021.Provisions
Provisions amounted to €5,849 thousand and €897 thousand as of June 30, 2021 and December 31, 2020, respectively. The amount of provisions as of June 30, 2021 mainly relates to the provision for charges relating to the payment to be made to AstraZeneca on April 30, 2022 under the Lumoxiti transition and termination agreement effective as of June 30, 2021. This payment of $6,200 thousand (€5,217 thousand as of June 30, 2021) corresponds to cost sharing, including certain manufacturing costs, between the Company and AstraZeneca. The provision thus constituted for this payment is presented under “Provision - current share” in the consolidated balance sheet.
As a reminder, in December 2020, the Company announced that it was returning the commercial rights of Lumoxiti (moxetumomab pasudotox-tdfk) in the United States and Europe to AstraZeneca (MedImmune). Innate had licensed the commercial rights of Lumoxiti in the United States and Europe from AstraZeneca in October 2018. Discussions on the transition agreement were underway between the Company and AstraZeneca, in particular on the timing and costs , notably on the sharing of certain manufacturing costs, the maximum amount estimated by the Company of which could reach $12.8 million. This point was indicated in paragraph 18.b) of the appendix to the consolidated accounts as of December 31, 2020 of the Universal Registration Document published on April 27, 2021.